As filed with the Securities and Exchange Commission on October 24, 2008
                                            1933 Act Registration No. 333-61554
                                            1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 27 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 157 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

                       Lincoln ChoicePlus II Advance and
                     Lincoln ChoicePlus Assurance (L Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on ___________, pursuant to paragraph (b) of Rule 485
/x/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _____________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                     Lincoln Life Variable Annuity Account N

                     Lincoln ChoicePlus Assurance (L Share)

    Supplement effective _____________ to the Prospectus dated April 30, 2008

This supplement to the prospectus for your Lincoln ChoicePlus variable annuity contract outlines a new version of the Lincoln Lifetime IncomeSM Advantage Plus rider which will be available for purchase on or after January 12, 2009. This supplement is for informational purposes and requires no action on your part. Please check with your registered representative to determine if the information in the supplement applies to you.

Lincoln Lifetime Income SM Advantage Plus. Beginning January 12, 2009, a new version of the Lincoln Lifetime IncomeSM Advantage Plus will be available for purchase, depending on approval by your state insurance department. The Lincoln Lifetime IncomeSM Advantage Plus rider described in your April 30, 2008 prospectus is no longer available for purchase after January 12, 2009. All provisions will remain in effect for current owners of the rider.

On or after January 12, 2009 the Lincoln Lifetime IncomeSM Advantage Plus rider available for sale will operate exactly the same way as the prior version of Lincoln Lifetime IncomeSM Advantage Plus except for the following:

o The ability to surrender your contract after the seventh anniversary and receive an amount equal to the excess of the Guaranteed Amount over the current contract value is no longer available.
o The 5% Enhancement to the Guaranteed Amount is changed from 5% to XX%.
o The Enhancement period will be changed from 15 years to 10 years.
o The Nursing Home Enhancement for the Maximum Annual Withdrawal amount will not be available.
o Contractowners who elect the rider will be subject to new Investment Requirements - Option 3.
o The prohibition against withdrawals in the first seven years has been removed.

Background. The Lincoln Lifetime IncomeSM Advantage Plus rider provides a Guaranteed Amount from which a contractowner may take minimum guaranteed lifetime withdrawals regardless of investment performance provided certain conditions are met. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after issue) increased for subsequent purchase payments, step-ups and enhancements, and decreased by withdrawals.

Description of Changes. The following describes changes that are incorporated into the Lincoln Lifetime IncomeSM Advantage Plus rider:

XX% Enhancement to the Guaranteed Amount. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage Plus on or after January 12, 2009 will receive an annual XX% Enhancement to the Guaranteed Amount. The XX% Enhancement will be in effect for 10 years from the effective date of the Rider. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described in your prospectus. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by XX% if the contract owner/annuitant (as well as the spouse if the Joint Life option is in effect) are under age 86. Additional purchase payments must be invested in the contract at least one Benefit Year before the XX% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the XX% Enhancement on the first Benefit Year anniversary. (The prior version provided a 5% Enhancement for a 15 year period.)

Maximum Annual Withdrawal Amount. For contractowners who purchase Lincoln Lifetime IncomeSM Advantage Plus on or after January 12, 2009, the Nursing Home Enhancement to the Maximum Annual Withdrawal amount will not be available. The prior restriction on withdrawals wihin the first seven years has been removed. Refer to your prospectus for the provisions relating to Maximum Annual Withdrawal Amounts and Excess Withdrawals.

Lincoln Lifetime IncomeSM Advantage Plus. The Lincoln Lifetime IncomeSM Advantage Plus option described in the April 30, 2008 prospectus which provides the ability to surrender your contract after the seventh anniversary and receive an amount equal to the excess of the Guaranteed Amount over the current contract value will not be available for purchase on or after January 12, 2009.

Lincoln Lifetime IncomeSM Advantage Plus Charge. The charge for the Lincoln Lifetime IncomeSM Advantage Plus remains unchanged with the current charge equal to an annual rate of 0.90% (0.225% quarterly) of the Guaranteed Amount for the Lincoln Lifetime IncomeSM Advantage Plus Single Life or Joint Life option and a guaranteed maximum annual charge of 1.50% of the Guaranteed Amount. See Charges and Other Deductions -- Lincoln Lifetime IncomeSM Advantage Charge in your prospectus for more information

Investment Requirements - Option 3. Contractowners who purchase Lincoln
Lifetime IncomeSM Advantage Plus on or after January 12, 2009 will be subject to Investment Requirements Option 3. Investment Requirements limit how much you can invest in certain subaccounts of your contract. We have divided the subaccounts of your contract into two groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider. You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds within the group must comply with the specified minimum or maximum percentages for that group.

At this time, the subaccount groups are as follows:

Group 1                                           Group 2
-------                                           -------
Investments must be at least 30%                  Investments cannot exceed 70%
--------------------------------                  -----------------------------
1. American Century VIP Inflation Protection      All other investment options
2. Delaware VIP High Yield Series                 except as discussed below.
3. LVIP Delaware Bond Fund
4. Delaware VIP Capital Reserves Series
5. Delaware VIP Diversified Series
6. FTVIPT Templeton Global Income Securities Fund

To satisfy the Investment Requirements of Lincoln Lifetime IncomeSM Advantage Plus, you may allocate 100% of your contract value among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% may be allocated to the LVIP Wilshire Aggressive Profile Fund. If you allocate less than 100% of contract value to or among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund or the LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. In addition, you can allocate 100% of your contract value to the Founding Investment Strategy (FTVIPT Franklin Income Securities Fund 34%, LVIP Templeton Growth Fund 33% and FTVIPT Mutual Shares Securities Fund 33%). The SSgA Emerging Markets 100 Fund and the fixed accounts are not available with Lincoln Lifetime IncomeSM Advantage Plus except for dollar cost averaging See The Contracts - Investment Requirements in your prospectus for a complete description of the Investment Requirements.

To satisfy the Investment Requirements of Lincoln Lifetime IncomeSM Advantage Plus, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Conservative Index Model, Lincoln SSgA Structured Moderate Index Model, Lincoln SSgA Structured Moderately Aggressive Index Model. You may only choose one asset allocation at a time, though you may change to a different asset allocation model available in your contract and that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above.

Factors to consider when choosing Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus: When choosing between one of these two withdrawal benefit riders, you need to weigh the additional charge of the Lincoln Lifetime IncomeSM Advantage Plus which offers a XX% Enhancement of the Guaranteed Amount for 10 years (and the possibility that the charge will increase after 10 years), additional investment restrictions and no Nursing Home Enhancement Maximum Annual Withdrawal amount against Lincoln Lifetime IncomeSM Advantage with a 5% Enhancement for a 15 year period and a Nursing Home Enhancement on the Maximum Annual Withdrawal amount with a lesser annual current charge.

                Please keep this Supplement for future reference.

                                     PART A

The prospectuses for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-61554) filed on May 5, 2008.

Supplements to the prospectuses for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-61554) filed on June 30, 2008.

Supplements to the prospectuses for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-61554) filed on October 2, 2008.


                                     PART B

The Statements of Additional Information for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-61554) filed on May 5, 2008.

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-61554) filed on April 10, 2008. (To Be Filed by Amendment)

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-61554) filed on April 10, 2008. (To Be Filed by Amendment)

     Statement of Assets and Liabilities - December 31, 2007
     Statement of Operations - Year ended December 31, 2007
     Statements of Changes in Net Assets - Years ended December 31, 2007 and
      2006
     Notes to Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-61554) filed on April 10, 2008. (To Be Filed by Amendment)

     Consolidated Balance Sheets - December 31, 2007 and 2006
     Consolidated Statements of Income - Years ended December 31, 2007, 2006, and 2005
     Consolidated Statements of Shareholder's Equity - Years ended December 31,
      2007, 2006, and 2005
     Consolidated Statements of Cash Flows - Years ended December 31, 2007,
      2006, and 2005
     Notes to Consolidated Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) None.

(3) (a) Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (e) Selling Group for ChoicePlus Assurance is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (f) ChoicePlus Selling Agreement with Affiliates is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (g) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) Variable Annuity Contract incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (b) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (c) Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (d) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (e) Annuity Payment Option Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (f) Interest Adjusted Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (g) 1% Step-Up Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (h) 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (i) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (j) DCA Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (k) Accumulation Benefit Enhancement (ABE) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (l) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002.

   (m) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (n) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002

   (o) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (p) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (q) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (r) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (s) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (t) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (u) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (v) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (w) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (x) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (y) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 200

   (z) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (aa) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (bb) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (cc) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (dd) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (ee) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (ff) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (gg) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (hh) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (ii) Variable Annuity Income Rider (I4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (jj) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

   (kk) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (ll) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (mm) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (nn) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (oo) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (pp) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (qq) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (rr) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (ss) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (tt) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (uu) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (vv) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-61554) filed on December 21, 2006.

   (ww) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-61554) filed on April 17, 2007.

   (xx) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-61554) filed on April 17, 2007.

   (yy) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(5) (a) ChoicePlus II Advance Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (b) ChoicePlus Assurance (L Share) Application (CPAL 1/08) incorporated herein by reference to Post-Effective No. 25 (File No. 333-61554) filed on April 10, 2008.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) (a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(8) (a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ii) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iv) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (v) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (viii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

       (1) Amendment dated April 16, 2007 to Participation Agreement between AllianceBernstein Variable Products Series Fund and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xiii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

  (b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (v) DWS Investments VIT Funds (To Be Filed by Amendment)

     (vi) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (viii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

   (c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) (a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(10) (a) Consent of Independent Registered Public Accounting Firm (To Be Filed by Amendment)

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company
     System

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name                        Positions and Offices with Depositor
-------------------------   -------------------------------------------------------------
Michael J. Burns****        Senior Vice President
Kelly D. Clevenger*         Vice President
Frederick J. Crawford**     Chief Financial Officer and Director
Larry A. Samplatsky***      Vice President and Chief Compliance Officer
Dennis R. Glass**           President and Director
Mark E. Konen****           Senior Vice President and Director
See Yeng Quek*****          Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*              Vice President and Director
Dennis L. Schoff**          Senior Vice President and General Counsel
Rise' C.M. Taylor*          Treasurer and Vice President
C. Suzanne Womack**         Secretary and Second Vice President

    * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
   ** Principal business address is Radnor Financial Center, 150 Radnor Chester
        Road, Radnor, PA 19087
  *** Principal business address is 350 Church Street, Hartford, CT 06103
 **** Principal business address is 100 North Greene Street, Greensboro, NC
        27401
***** Principal business address is One Commerce Square, 2005 Market Street,
        39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of August 31, 2008 there were 114,888 contract owners under Account N.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.


Name                       Positions and Offices with Underwriter
------------------------   --------------------------------------------
Dennis R. Glass*           Interim President and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Frederick J. Crawford*     Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Marilyn K. Ondecker***     Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 24th day of October, 2008.


      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlus II Advance and
      Lincoln ChoicePlus Assurance (L Share)

      By:   /s/ Robert L. Grubka
            ------------------------------------
            Robert L. Grubka
            Vice President, The Lincoln National Life Insurance Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By:   /s/ Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 24, 2008.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Senior Vice President, Chief Financial Officer and Director
------------------------------   (Principal Financial Officer)
Frederick J. Crawford
*                                Senior Vice President
------------------------------
Michael J. Burns
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek
*                                Vice President and Director
------------------------------
Keith J. Ryan

*By:/s/ Robert L. Grubka         Pursuant to a Power of Attorney
 ---------------------------
  Robert L. Grubka